Financial Instruments	6 Months Ended
Jun. 30, 2020
Disclosure of financial assets [abstract]
Financial Instruments
30. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 to the Consolidated Financial Statements in the 2019 Annual Report describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2019 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2020 are consistent with those described in Note 38 to the Consolidated Financial Statements in the 2019 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2020 and 31 December 2019. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 38(e) to the Consolidated Financial Statements in the 2019 Annual Report.

	30 June 2020		31 December 2019
		Carrying		Carrying
	Fair Value	value	Fair Value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	215,178	211,007	211,796	207,287
Loans and advances to banks	1,980	1,980	1,855	1,855
Reverse repurchase agreements - non trading	23,921	23,901	23,634	23,636
Other financial assets at amortised cost	5,064	4,879	7,110	7,056
	246,143	241,767	244,395	239,834
Liabilities
Deposits by customers	190,182	190,018	182,013	181,883
Deposits by banks	18,004	17,993	14,363	14,353
Repurchase agreements - non trading	20,773	20,786	18,292	18,286
Debt securities in issue	41,395	40,558	42,694	41,129
Subordinated liabilities	3,707	3,257	4,220	3,528
	274,061	272,612	261,582	259,179
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2020 and 31 December 2019, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2020				31 December 2019
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	4,140	2	4,142	—	2,317	6	2,323	A
	Interest rate contracts	—	2,595	13	2,608	—	1,915	9	1,924	A & C
	Equity and credit contracts	—	112	49	161	—	223	60	283	B & D
	Netting	—	(1,666)	—	(1,666)	—	(1,214)	—	(1,214)
		—	5,181	64	5,245	—	3,241	75	3,316
Other financial assets at FVTPL	Loans and advances to customers	—	—	103	103	—	—	92	92	A
	Debt securities	—	—	121	121	—	—	294	294	A, B & D
		—	—	224	224	—	—	386	386
Financial assets at FVOCI	Debt securities	9,855	453	—	10,308	9,209	482	—	9,691	D
	Loans and advances to customers	—	—	30	30	—	—	56	56	D
		9,855	453	30	10,338	9,209	482	56	9,747
Total assets at fair value		9,855	5,634	318	15,807	9,209	3,723	517	13,449

Liabilities
Derivative financial instruments	Exchange rate contracts	—	507	—	507	—	660	4	664	A
	Interest rate contracts	—	2,474	2	2,476	—	1,836	2	1,838	A & C
	Equity and credit contracts	—	74	28	102	—	134	26	160	B & D
	Netting	—	(1,666)	—	(1,666)	—	(1,214)	—	(1,214)
		—	1,389	30	1,419	—	1,416	32	1,448
Other financial liabilities at FVTPL	Debt securities in issue	—	1,189	6	1,195	—	1,099	6	1,105	A
	Structured deposits	—	415	—	415	—	406	29	435	A
	Collateral and associated financial guarantees	—	—	10	10	—	147	26	173	D
		—	1,604	16	1,620	—	1,652	61	1,713
Total liabilities at fair value		—	2,993	46	3,039	—	3,068	93	3,161
Transfers between levels of the fair value hierarchy
In H120 there were no significant transfers of financial instruments between Levels 1 and 2 or between Levels 2 and 3 (H119: none).
d) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2020	31 December 2019
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(18)	(12)
- Uncertainty	25	17
- Credit risk adjustment	9	6
- Funding fair value adjustment	9	6
	25	17
Model-related	1	—
Day One profit	1	—
	27	17
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For further details, see the ‘Risk-related adjustments’ section in Note 38(g) to the Consolidated Financial Statements in the 2019 Annual Report.
e) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 38(h) to the Consolidated Financial Statements in the 2019 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H120 and H119:

				Assets	Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	75	386	56	517	(32)	(61)	(93)
Total gains/(losses) recognised in profit or loss:
- Fair value movements	6	(2)	1	5	(1)	15	14
- Foreign exchange and other movements	—	(2)	—	(2)	—	2	2
Transfers out	—	—	—	—	—	28	28
Netting(1)	—	(37)	—	(37)	—	—	—
Additions	—	—	—	—	—	(1)	(1)
Sales	—	(11)	(19)	(30)	—	—	—
Settlements	(17)	(110)	(8)	(135)	3	1	4
At 30 June 2020	64	224	30	318	(30)	(16)	(46)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	6	(4)	1	3	(1)	17	16

At 1 January 2019	94	976	73	1,143	(66)	(49)	(115)
Total gains/(losses) recognised in profit or loss:
- Fair value movements	7	1	—	8	(3)	(5)	(8)
- Foreign exchange and other movements	—	3	—	3	—	(3)	(3)
Transfers in	—	11	—	11	—	—	—
Netting(1)	—	(254)	—	(254)	—	—	—
Additions	3	188	—	191	—	(2)	(2)
Settlements	(15)	(269)	(4)	(288)	31	2	33
At 30 June 2019	89	656	69	814	(38)	(57)	(95)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	7	4	—	11	(3)	(8)	(11)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 in the 2019 Annual Report.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 38(h) to the Consolidated Financial Statements in the 2019 Annual Report.